John Deere Owner Trust 2014	EXHIBIT 99.2
Statement to Certificateholders

$308,000,000   Class A-1  0.20000%  Asset Backed Notes due May 01, 2015

$292,000,000   Class A-2  0.45%  Asset Backed Notes due September 15, 2016

$313,000,000   Class A-3  0.92%  Asset Backed Notes due April 16, 2018

$94,165,000   Class A-4  1.45%  Asset Backed Notes due July 15, 2020

$25,829,050  Asset Backed Certificates

Payment Date:			17-Oct-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$13,084,399.99
		per $1,000 original principal amount:	$41.80

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$13,084,399.99

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$97,374.79
		per $1,000 original principal amount:	$0.31

		(iv) Class A-4 Notes:	$113,782.71
		per $1,000 original principal amount:	$1.21

		(v) Total:	$211,157.50

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$234,376,823.47

	(b)	Note Value at end of related Collection Period:	$233,920,240.40

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$113,926,190.48
		(ii)	A-3 Note Pool Factor:	0.3639814

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$206,458.31
		(i)	per $1,000 original principal amount:	$0.20
	(b)	Amount of Servicing Fee earned:		$206,458.31
	(c)	Amount of Servicing Fee paid:		$206,458.31
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,234,773.32
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.23%

(11)	(i)	Aggregate amount of net losses for the collection period:		$130,275.36
	(ii)	Cumulative amount of net losses:		$2,121,859.42
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.20%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$260,966.32
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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